Financial Instruments - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Recurring
Stock purchase warrants	$ 44,479,000	$ 11,754,000
Non-recurring
Assets held for sale	23,400,000	61,282,000
Other
Loans to equity-accounted investees and joint venture partners - Current	165,118,000	9,471,000
Loans to equity-accounted investees and joint venture partners - Long-term	145,804,000	292,209,000
Long-term debt	(3,348,512,000)	(6,639,546,000)
Carrying Amount Asset (Liability)
Other
Loans to equity-accounted investees and joint venture partners - Current	165,118,000	11,821,000
Loans to equity-accounted investees and joint venture partners - Long-term	145,804,000	292,209,000
Carrying Amount Asset (Liability) | Level 1 | Public
Other
Long-term debt	(974,349,000)	(1,503,472,000)
Carrying Amount Asset (Liability) | Level 2
Other
Obligations related to capital leases, including current portion	(150,956,000)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other
Long-term debt	(2,374,163,000)	(5,136,074,000)
Obligations related to capital leases, including current portion		0
Carrying Amount Asset (Liability) | Level 3
Other
Long-term receivable included in accounts receivable and other assets	5,028,000	10,985,000
Carrying Amount Asset (Liability) | Recurring | Level 1
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	556,194,000	805,567,000
Carrying Amount Asset (Liability) | Recurring | Level 1 | Freight forward agreements
Recurring
Freight forward agreements	(79,000)	0
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Recurring
Interest rate swap agreements – assets	3,100,000	7,943,000
Interest rate swap agreements – liabilities	(86,493,000)	(302,935,000)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Recurring
Cross currency interest swap agreement and Foreign currency contracts	(41,268,000)	(237,165,000)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Recurring
Cross currency interest swap agreement and Foreign currency contracts	537,000	(2,993,000)
Carrying Amount Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Recurring
Stock purchase warrants	32,135,000	575,000
Carrying Amount Asset (Liability) | Recurring | Level 3 | Time-charter swap agreement
Recurring
Time-charter swap agreement	0	208,000
Freight forward agreements	(100,000)
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Non-recurring
Assets held for sale	6,400,000	61,282,000
Long-term investments	0	6,000,000
Carrying Amount Asset (Liability) | Non-recurring | Level 3
Non-recurring
Vessels and equipment	130,200,000	11,300,000
Vessels under capital leases	52,914,000	0
Fair Value Asset (Liability) | Level 1 | Public
Other
Long-term debt	(996,360,000)	(1,409,996,000)
Fair Value Asset (Liability) | Level 2
Other
Obligations related to capital leases, including current portion	(150,671,000)
Fair Value Asset (Liability) | Level 2 | Non-public
Other
Long-term debt	(2,334,229,000)	(5,009,900,000)
Obligations related to capital leases, including current portion		0
Fair Value Asset (Liability) | Level 3
Other
Long-term receivable included in accounts receivable and other assets	5,004,000	10,944,000
Fair Value Asset (Liability) | Recurring | Level 1
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	556,194,000	805,567,000
Fair Value Asset (Liability) | Recurring | Level 1 | Freight forward agreements
Recurring
Freight forward agreements	(79,000)	0
Fair Value Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Recurring
Interest rate swap agreements – assets	3,100,000	7,943,000
Interest rate swap agreements – liabilities	(86,493,000)	(302,935,000)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Recurring
Cross currency interest swap agreement and Foreign currency contracts	(41,268,000)	(237,165,000)
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Recurring
Cross currency interest swap agreement and Foreign currency contracts	537,000	(2,993,000)
Fair Value Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Recurring
Stock purchase warrants	32,135,000	575,000
Fair Value Asset (Liability) | Recurring | Level 3 | Time-charter swap agreement
Recurring
Time-charter swap agreement	0	208,000
Fair Value Asset (Liability) | Non-recurring | Level 2
Non-recurring
Assets held for sale	6,400,000	61,282,000
Long-term investments	0	6,000,000
Fair Value Asset (Liability) | Non-recurring | Level 3
Non-recurring
Vessels and equipment	130,200,000	11,300,000
Vessels under capital leases	$ 52,914,000	$ 0